SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Jul. 01, 2024	Jun. 30, 2024
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent		50.00%
Amortization of Debt Discount (Premium)		$ 36,565
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Increase Decrease In Liabilities	$ 1,063,435
Debt Instrument, Convertible, Beneficial Conversion Feature	1,100,000
Amortization of Debt Discount (Premium)	36,565
Interest Expense, Debt	36,565
Stockholders' Equity, Period Increase (Decrease)	$ 1,100,000